Warrant Liability (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	Feb. 14, 2023
Loss on change in fair value of warrants		$ (35,000)	$ 35,000	$ 220,000	$ 225,000
Secured debt	10,000,000		10,000,000				$ 10,000,000	$ 10,000,000
Loss on change in fair value of warrants		$ 35,000	(35,000)	$ (220,000)	$ (225,000)
Juvenescence [Member]
Secured debt							$ 10,000,000
Loan funds	4,000,000		4,000,000
Warrant [Member]
Secured debt	$ 15,160,000		$ 15,160,000